Shareholder Accounts                                       Corporate Offices
c/o MGF Service Corp.                                      3707 W. Maple Road
P.O. Box 5354                                         Bloomfield Hills, MI 48301
Cincinnati, OH 45201-5354                                   (810) 644-8500
1-800-543-0407                                          Fax (810) 644-4250

                               SCHWARTZ VALUE FUND


May 13, 1997


Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Schwartz Investment Trust
     File Nos. 33-51626 and 811-7148

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Schwartz Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 5) has been filed electronically.

Very truly yours,

/s/ John F. Splain

John F. Splain
Secretary